S000004311 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P 500 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%	16.99%
iShares S&P 500 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.95%	14.83%	16.78%
Performance Inception Date				May 22, 2000
iShares S&P 500 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.82%	14.64%	16.50%
iShares S&P 500 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	11.90%	14.23%